RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) shares in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 09, 2022
Affiliated Entity
Related Party Transaction [Line Items]
Loans payable			$ 278,000,000
Affiliated Entity | Affiliated Entity Of Parent
Related Party Transaction [Line Items]
Number of shares subscribed (in shares)			2.4
Value of shares subscribed			$ 52,000,000
Brookfield Asset Management ULC
Related Party Transaction [Line Items]
Maximum borrowing capacity	$ 500,000,000	$ 500,000,000
Brookfield Asset Management ULC | Asset Management Services Agreement
Related Party Transaction [Line Items]
Related party expenses	35,000,000	$ 35,000,000
Brookfield Asset Management ULC | Transitional Services Agreement
Related Party Transaction [Line Items]
Related party expenses	$ 0